ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)					6 Months Ended	10 Months Ended	12 Months Ended
	Jan. 18, 2024	Jul. 18, 2023	Jul. 17, 2023	Jul. 14, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares, par value					$ 0.0001	$ 0.0001	$ 0.0001
Proceeds from issuance of IPO						$ (3,272,724)
Proceeds from issuance of private placement						3,615,000
Cash					$ 272,630	426,913	$ 426,913
Working capital deficit					95,109	402,534	402,534
Due from related parties					45,199
Shenzhen Qianzhi [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Due from related parties					45,199
Merger Shares [Member] | Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of stock issued	7,246,377
Earnout Shares [Member] | Agreement [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of stock issued	1,400,000
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of stock issued				6,000,000
Ordinary shares, par value				$ 0.0001
Price per share				$ 10.00
Proceeds from issuance of IPO				$ 60,000,000			$ 60,000,000
Transaction cost		$ 3,318,898
Payments for underwriting expense		1,725,000
Other offering costs		1,593,898
Deposits		$ 690,000
Shares issued price per share		$ 0.10
Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of stock issued		31,500		330,000		330,000
Price per share				$ 10.00
Proceeds from issuance of private placement				$ 3,300,000
Shares issued price per share				$ 10.00
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of stock issued		900,000	900,000
Price per share		$ 10.00
Number of units sold		900,000	900,000	900,000
Proceeds from sale of units		$ 9,000,000
Payments for underwriting expense					$ 1,725,000	$ 1,725,000
Over-Allotment Option [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of units sold				900,000		900,000